General and Administrative	12 Months Ended
Mar. 31, 2025
General and Administrative [Abstract]
General and administrative

16. General and administrative

	2025	2024	2023
	US$	US$	US$

Professional fees	578,500	913,829	772,572
Wages and benefits	1,843,893	1,129,475	707,625
Director fees	112,167	473,600	373,417
Travelling expenses	8,734	24,829	8,368
Depreciation of property and equipment	3,094	3,184	2,887
Depreciation of right of use assets	158,800	85,631	85,476
Management fee	29,993	—	—
Meals and entertainment	105,952	82,019	117,577
Share-based compensation	—	753,685	1,045,315
Office expenses	108,762	11,550	40,410
Insurance costs	165,756	205,360	231,128
Consultancy fee	484,229	266,596	—
IT expenses	113,015	184,407	—
Other	80,524	120,554	151,317
Total	3,793,419	4,254,719	3,536,092